Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Issuance of Warrants	The Warrants could separately have a dilutive
effect on shares of our common stock to the extent that the market value per share of our common stock exceeds the applicable exercise price of the Warrants (as measured under the terms of the Warrants).

Cash convertible notes	Issued on	Number of share warrants issued (in millions)	Weighted average exercise price per share	Proceeds from issuance of warrants, net of issuance costs (in millions)	Warrants expire over a period of 50 trading days beginning on

2023 Notes	September 13, 2017	9.7	$49.9775	$45.3	June 26, 2023
2024 Notes	November 13, 2018	10.9	$50.2947	$72.4	August 27, 2024

Accumulated Other Comprehensive Loss	The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2023 and 2022:

(in thousands)	2023	2022

Net unrealized loss on hedging contracts, net of tax	($37,372)	($15,637)
Net unrealized gain on pension, net of tax	812	645
Foreign currency effects from intercompany long-term investment transactions, net of tax benefits of $13.2 million in 2023 and 2022	(33,648)	(33,311)
Foreign currency translation adjustments	(363,622)	(355,788)
Accumulated other comprehensive loss	($433,830)	($404,091)